Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20 — RELATED PARTY TRANSACTIONS

I.	Names of related parties and related party relationships:

Related party disclosures

A.	Names of related parties and related party relationships

i)	Parties where control exists
Subsidiaries
Lytus Technologies Pvt. Ltd – wholly-owned
Globa Health Sciences, Inc (deconsolidated on March 1, 2023)
Lytus Technologies Inc (deconsolidated on April 1, 2023)
Lytus Sri Sai Networks Private Limited (formerly known as Sri Sai Cable and Broadband Private Limited) (acquired on April 1, 2022)

B.	Key Management Personnel (KMP):

	Dharmesh Pandya	Chief Executive Officer and Director
	Shreyas Shah	Chief Financial Officer and Director
	Robert M. Damante	Independent Director
	Rajeev Kheror	Independent Director
	Parvez M. Master	Independent Director
	Palle Srinivas	Director (related to Sri Sai)
	Palle Sunitha	Director (related to Sri Sai)

C.	Enterprise over which KMP has significant influence

	Achalaa Communication Networks	Partner in the firm (related to Sri Sai)
	Ayyappa Digital Communications	Partner in the firm (related to Sri Sai)
	Bhuvanagiri Digital Communications	Partner in the firm (related to Sri Sai)
	Godavarikhani Digital Communications	Partner in the firm (related to Sri Sai)
	Husnabad Digital Communications	Partner in the firm (related to Sri Sai)
	Jammikunta Digital Communications	Partner in the firm (related to Sri Sai)
	Marriguda Digital Communications	Partner in the firm (related to Sri Sai)
	Sangareddy Digital Communications	Partner in the firm (related to Sri Sai)
	Sircilla Digital Communications	Partner in the firm (related to Sri Sai)
	Sri Sai Communications (KNR)	Partner in the firm (related to Sri Sai)
	Sri Sai Digital Communications	Partner in the firm (related to Sri Sai)
	SSC Kamareddy Communications	Partner in the firm (related to Sri Sai)
	Thandpur Digital Communications	Partner in the firm (related to Sri Sai)
	TS Communications	Partner in the firm (related to Sri Sai)
	Vemulawada Digital Communications	Partner in the firm (related to Sri Sai)
	Gayathri Digital Communications	Partner in the firm (related to Sri Sai)
	Sri Sai Communication & Internet Pvt Ltd	Partner in the firm (related to Sri Sai)
	SSC Fiber Home Networks Pvt. Ltd	Partner in the firm (related to Sri Sai)
	Achala Media Television Pvt Ltd	Director (related to Sri Sai)
	Sri Sai Cable and Digital Networks Pvt Ltd	Partner in the firm (related to Sri Sai)
	Kings Broadband Pvt Ltd	Director (related to Sri Sai)
	Inygo Digital Networks Private Limited	Director (related to Sri Sai)
	Sri Sai Future Solution Private Limited	Director (related to Sri Sai)
	Sscbpl Inygo Digital Nework Private Limited	Director (related to Sri Sai)
	Subhodaya Digital Entertainment Pvt Ltd	Director (related to Sri Sai)
	Lytus Technologies Inc	Director

D.	Relatives of KMP:

	Palle Vikas	Relative of KMP (related to Sri Sai)
	Palle Vivek	Relative of KMP (related to Sri Sai)
	Nimish Pandya	Relative of KMP (brother of Dharmesh Pandya)

Transactions and Balances with related parties during the years ended March 31, 2025 and March 31, 2024 (Summary):

II. Transactions with related parties during the year:

		Subsidiaries				KMP		Significant Influence Entity - KMP		Relatives of KMP
Sr. No.	Particulars	31st March 2025 (US$)		31st March 2024 (US$)		31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)
	Transactions made during the year
1.	Subscription income	—		—		—	—	518,795	—	—	—
2.	STB Installation charges	—		—		—	—	48,445	61,628	—	—
3.	Loan taken	—		—		272,365	1,850,313	—	—	—	124,918
4.	Loan write back
5.	Loan Repayment	—		—		1,543,653	912,506	—	—	19,012	93,704
6.	Commission expenses	—		—		—	—	1,305,186	1,047,025	—	—
7.	Bandwidth charges	—		—		—	—	24,339	24,098	—	—
8.	Sales/Purchase of materials	—		—		—	—	8,602	1,297	—	—
9.	Fiber Maintenance Expense	—		—		—	—	1,502	—	—	—
10.	Consultancy Services (Revenue)	—		—		—	—	1,061,622	—	—	—
11.	IT support Charges	—		—		—	——	5,908	—	—	—
12.	Remuneration	—		—		141,797	285,294	—	—	38,286	36,103
13.	Rent paid/ provided	—		—		7,802	7,459	—	—	—	—
14.	Interest on loan	—		—		—	—	—	212	—	—
15.	Issue of Shares	—		—		—	—	—	—	—	—
16.	Investment in CCD of Subsidiary	3,817,490	*	135,000	*	—	—	—	—	—	—
17.	Reimbursement of expenses	—		—		92,246	29,266	—	—	—	—
18.	Loans and Advances given	—		—		—	—	239,684	18,173	—	—
19.	Loans and Advances received back	—		—		—	214,458	—	—	—	—
20.	Advances for network acquisition	—		—		—	—	16,661	—	—	—

*	Transactions in consolidated financials eliminated as inter-company transactions

		Subsidiaries				KMP		Significant Influence Entity - KMP		Relatives of KMP
Sr No	Particulars	31st March 2025 (US$)		31st March 2024 (US$)		31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)
	Balance Outstanding with related parties
1.	Trade receivable	—		—		—	—	184,381	444,082	—	—
2.	Trade Payables	—		—		—	—	2,862,917	3,202,118	—	—
3.	Advance from Customers	—		—		—	—	5,853	—	—	—
4.	Advances for network acquisition	—		—		—	—	4,012,167	1,354,871	—	—
5.	Advances to suppliers	—		—		—	—	337,025	165,216	—	—
6.	Other Loans & Advances	—		—		—	—	257,212	18,059	—	—
7.	Borrowings	—		—		164,124	1,458,845	—	—	—	31,019
8.	Investment In Compulsory Convertible Debentures	7,805,507	*	3,988,017	*	—	—	—	—	—	—
9.	Outstanding Options	—		—		—	—	—	—	91,813	94,118

*	The Balances have been eliminated in consolidated financials as inter-company transactions.

Compensation and benefits to KMP would commence upon confirmation by independent compensation committee. The next compensation committee meeting is expected to be held on or before September 30, 2025.